Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive share
Anti-dilutive shares excluded from the calculation of diluted net income (loss) per share	2,400
Numerator:
Net income (loss) attributable to SINA's ordinary shareholders	$ (70,542,000)	$ 125,562,000	$ 156,569,000
Denominator:
Weighted average ordinary shares outstanding (in shares)	69,640	70,296	71,284
Basic net income (loss) per share	$ (1.01)	$ 1.79	$ 2.20
Numerator:
Net income (loss) attributable to SINA's ordinary shareholders	$ (70,542,000)	$ 125,562,000	$ 156,569,000
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	956,000	3,699,000	3,915,000
Add: Effect on interest expenses and amortized issuance cost of convertible debt	0	1,403,000	1,531,000
Net income (loss) attributable for calculating diluted net income per share	$ (71,498,000)	$ 123,266,000	$ 154,185,000
Denominator:
Weighted average ordinary shares outstanding (in shares)	69,640	70,296	71,284
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)		87	94
Unvested restricted share units (in shares)		683	1,172
Convertible debt (in shares)		1,309	1,381
Shares used in computing diluted net income (loss) per share attributable to SINA (in shares)	69,640	72,375	73,931
Diluted net income (loss) per share	$ (1.03)	$ 1.70	$ 2.09
Weibo
Numerator:
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	$ 1,000,000.0	$ 3,300,000	$ 3,600,000